Employee Benefit Plans (Amount Expensed Related To Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expensed related to plans	$ 20.5	$ 21.3	$ 15.5
Non-U.S. Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts expensed related to plans	$ 5.1	$ 4.6	$ 4.1